MINERAL PROPERTIES, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Disclosure of detailed information about property, plant and equipment

	Mineral	Mineral			Furniture,	Right-of-
	properties –	properties –	Plant and	Land and	fixtures and	use
	depletable	non depletable	equipment	buildings	equipment	assets	Total
Cost
Balance, January 1, 2021	$88,162	$33,869	$76,081	$23,797	$5,507	$18,905	$246,321
Additions	34,721	—	5,435	3,652	170	2,824	46,802
Change in remediation provision	39	—	(210)	—	—	—	(171)
Disposals	—	—	—	—	(35)	—	(35)
Foreign exchange translation difference	(4,467)	(2,329)	(2,570)	(1,504)	(43)	(1,172)	(12,085)
Balance, December 31, 2021	$118,455	$31,540	$78,736	$25,945	$5,599	$20,557	$280,832

Accumulated depreciation
Balance, January 1, 2021	$53,625	$—	$56,918	$9,343	$4,933	$10,943	$135,762
Amortization and depletion	17,441	—	5,117	2,709	247	5,245	30,759
Disposals	—	—	—	—	(35)	—	(35)
Foreign exchange translation difference	(1,667)	—	(1,698)	(574)	(35)	(848)	(4,822)
Balance, December 31, 2021	$69,399	$—	$60,337	$11,478	$5,110	$15,340	$161,664

Carrying value, December 31, 2021	$49,056	$31,540	$18,399	$14,467	$489	$5,217	$119,168

	Mineral	Mineral			Furniture,	Right-of-
	properties –	properties –	Plant and	Land and	fixtures and	use
Cost	depletable	non depletable	equipment	buildings	equipment	assets	Total
Balance, January 1, 2020	$58,237	$43,186	$83,335	$22,548	$5,636	$22,685	$235,627
Additions	32,754	—	3,499	5,692	3	890	42,838
Change in remediation provision	3,546	—	(342)	—	—	—	3,204
Foreign exchange translation difference	(6,375)	(9,317)	(10,411)	(4,443)	(132)	(4,670)	(35,348)
Balance, December 31, 2020	$88,162	$33,869	$76,081	$23,797	$5,507	$18,905	$246,321

Accumulated depreciation
Balance, January 1, 2020	$38,964	$—	$44,769	$5,726	$4,549	$7,809	$101,817
Amortization and depletion	15,790	—	15,435	4,508	430	4,881	41,044
Foreign exchange translation difference	(1,129)	—	(3,286)	(891)	(46)	(1,747)	(7,099)
Balance, December 31, 2020	$53,625	$—	$56,918	$9,343	$4,933	$10,943	$135,762

Carrying value, December 31, 2020	$34,537	$33,869	$19,163	$14,454	$574	$7,962	$110,559

Schedule of Lease liability

(i)     Right-of-use assets

	Mining	Power		Office &	Land
	equipment	generators	Vehicles	communication	easements	Total
Balance, January 1, 2021	$3,925	$2,508	$476	$478	$575	$7,962
Additions	1,925	6	196	—	697	2,824
Amortization and depletion	(3,005)	(1,357)	(472)	(230)	(181)	(5,245)
Foreign exchange translation difference	(188)	(98)	(38)	—	—	(324)
Balance, December 31, 2021	$2,657	$1,059	$162	$248	$1,091	$5,217

	Mining	Power		Office &	Land
	equipment	generators	Vehicles	communication	easements	Total
Balance, January 1, 2020	$7,376	$5,035	$1,095	$658	$712	$14,876
Additions	801	—	—	89	—	890
Amortization and depletion	(2,663)	(1,437)	(378)	(266)	(137)	(4,881)
Foreign exchange translation difference	(1,589)	(1,090)	(241)	(3)	—	(2,923)
Balance, December 31, 2020	$3,925	$2,508	$476	$478	$575	$7,962

(ii)     Lease liabilities

	December 31,	December 31,
	2021	2020
Maturity analysis – contractual undiscounted cash flows
Less than one year	$5,538	$5,855
One to five years	2,810	5,475
More than five years	151	98
Total undiscounted lease liabilities	8,499	11,428
Lease liabilities in the Consolidated Statement of Financial Position	8,157	11,221
Current (note 11(a))	5,381	5,296
Non-current (note 11(b))	$2,776	$5,925

(iii)     Amount recognized in the Consolidated Statements of Comprehensive Income

	2021	2020
Interest on lease liabilities	$903	$1,332
Variable lease payments not included in the measurement of lease liabilities	46,244	49,723
Expenses relating to short-term leases	19,044	15,564